Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Selling, General and Administrative Expenses.
Selling, General and Administrative Expenses

21. Selling, General and Administrative Expenses

Selling, general and administrative expenses consist of the following:

	For the Year Ended December 31,
	2019	2020	2021
Employee compensation	238,368	449,109	1,414,177
Marketing and promotional expenses	176,383	264,814	1,100,769
Rental and related expenses	78,897	162,907	324,655
Depreciation and amortization expenses	57,650	37,923	82,777
Travel expenses	20,171	20,806	69,079
Expected credit losses	—	—	6,415
Impairment of property, plant and equipment	18,066	30,381	—
Others	99,844	152,879	494,513
Total	689,379	1,118,819	3,492,385